Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Schedule of carrying amount of goodwill
	Year ended December 31,
	2022	2021

Balance at the beginning of the year	$261,141	$264,282

Acquisitions	2,123	593
Functional currency translation adjustments	(11,032)	(3,734)

Balance at year end	$252,232	$261,141